Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000262279 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000262279 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262279 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000262282 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000262282 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262282 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000262283 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000262283 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262283 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000262284 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000262284 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262284 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000262285 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000262285 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262285 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000262286 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000262286 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262286 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000262287 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000262287 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262287 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000262288 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000262288 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000262288 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000262289 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000262289 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262289 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000262280 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000262280 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262280 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000262281 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000262281 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262281 | AssetWritten Call Options
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)